Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000048022 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[1],[2]
C000048022 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1],[2]
C000048022 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[1],[2]
C000048022 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[1],[2]
C000048022 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[1],[2]
C000048022 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[2]
C000048022 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000219780 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000219780 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219780 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
C000219780 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000219780 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[3]
C000219780 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[3]
C000219780 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[3]
C000219780 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[3]
C000219780 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000219780 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219780 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219780 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219780 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219780 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219780 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219780 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219780 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219780 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.00%
C000219780 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000219780 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%	[4]
C000219780 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219780 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219780 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000219780 [Member] | Emerging Market Debt and Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000219780 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000238439 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000238439 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[5]
C000238439 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[5]
C000238439 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[5]
C000238439 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[5]
C000238439 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000238439 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000238439 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238439 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238439 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238439 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000238439 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238439 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238439 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238439 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238439 [Member] | NIGERIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238439 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	11.80%
C000238439 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238439 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238439 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238439 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	9.80%
C000238439 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238439 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[6]
C000238439 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238439 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%
C000238440 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000238440 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%	[7]
C000238440 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000238440 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000238440 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.20%	[8]
C000238440 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238440 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238440 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238441 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000238441 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
C000238441 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[9]
C000238441 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%	[9]
C000238441 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000238441 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[9]
C000238441 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000238441 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238441 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.70%
C000238441 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238441 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238441 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238441 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.30%
C000238441 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.70%
C000238441 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238441 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238441 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.70%	[10]
C000238441 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238441 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000238442 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000238442 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11]
C000238442 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[11]
C000238442 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000238442 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%	[11]
C000238442 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[11]
C000238442 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000238442 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000238442 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.70%
C000248080 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[12]
C000248080 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[12]
C000248080 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	Includes 1.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	Includes 6.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
[7]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	Includes 0.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
[9]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[10]	Includes 89.4% of $1,000 Par Preferred and/or Contingent Capital Securities.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.